Long-term Investments (Details 3) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 19, 2014	Oct. 31, 2011
Available for Sale Securities
Cost Basis	$ 132,243,000	$ 84,904,000
Gross Unrealized Gains	133,257,000	54,771,000
Gross Unrealized Losses	(3,036,000)
Fair value	262,464,000	139,675,000
Unrealized gain (loss)	130,200,000	54,800,000
Impairment charge	2,600,000	0	8,400,000
Youku Tudou
Available for Sale Securities
Cost Basis	91,969,000	67,425,000
Gross Unrealized Gains		44,580,000
Gross Unrealized Losses	(3,036,000)
Fair value	88,933,000	112,005,000
Total amount invested	24,500,000
MCOX
Available for Sale Securities
Cost Basis		6,709,000
Gross Unrealized Gains		1,320,000
Fair value		8,029,000
Disposal gain	3,600,000
Alibaba
Available for Sale Securities
Cost Basis	20,000,000
Gross Unrealized Gains	130,777,000
Fair value	150,777,000
Total amount invested					50,000,000
Cost of shares sold				30,000,000
Disposal gain				109,200,000
Others
Available for Sale Securities
Cost Basis	20,274,000	10,770,000
Gross Unrealized Gains	2,480,000	8,871,000
Fair value	$ 22,754,000	$ 19,641,000